Cover	Dec. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2022
Entity File Number	333-100046
Entity Registrant Name	CHUN CAN CAPITAL GROUP
Entity Central Index Key	0001191334
Entity Tax Identification Number	52-2360156
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Costa Rica Street
Entity Address, Address Line Two	Yesiana
Entity Address, Address Line Three	Alma Rosa 1
Entity Address, City or Town	Sant Domingo
Entity Address, Country	DO
Entity Address, Postal Zip Code	11506
City Area Code	(809)
Local Phone Number	249-7769
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false